ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
	December 31, 2022 $	December 31, 2021 $

Accounts receivable	237,506	202,050